5. EXPLORATION AND EVALUATION ASSETS: Schedule of Morrison Claims Acquisition Cost (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of Morrison Claims Acquisition Cost	Continuity of acquisition cost
Morrison claims, Canada	2025	2024	2023

Balance, beginning & end of year	$ -	$ -	$ -